RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Sep. 24, 2021
IfrsStatementLineItems [Line Items]
Total recoverable taxes		R$ 3,182,758	R$ 2,620,375
Current		1,865,626	1,655,349
Non-current		1,317,132	965,026
Tax credit amount				R$ 229,000
State Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes		1,130,843	1,162,900
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	[1]	1,862,828	1,352,100
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes		R$ 189,087	R$ 105,375

[1]	In a judgment finalized on September 24, 2021, the Federal Supreme Court, with general repercussion, decided for the unconstitutionality of the levy of IRPJ and CSLL on amounts of interest on arrears at the SELIC rate received because of the repetition of undue tax payment. Although the decision is still pending publication, and the Company's specific lawsuit is still pending judgment, based on its best estimate to date CSN reassessed the judgment on this lawsuit, as required by IFRIC 23 and recorded a credit in the amount of R$229,000. After the final and unappealable court decision of the Company's legal action, these amounts will be considered in the tax assessments, in accordance with Federal Tax Authorities of Brazil.